Coworker Retirement and Other Compensation Benefits Restricted Debt Unit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
RDU Plan, compensation expense	$ 2	$ 5	$ 9
RDU Plan, liability	30	$ 35
2017
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
RDU Plan, unrecognized compensation expense	$ 2